Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CONNORS FUNDS
Entity Central Index Key	0001884762
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Connors Hedged Equity Fund
Class Name	Institutional Class
Trading Symbol	CVRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Connors Hedged Equity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	(833) 601-2676
Additional Information Website	www.connorsinvestor.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	1.13%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Advancements in generative AI have driven a tech spending cycle with promise of increased automation and improved productivity. Many companies are embracing the new technology to improve sales and lower costs. As a result, market returns have been concentrated in those companies enabling AI. Cyclicals continue to trade off of inflation and Fed policy. Inflation remains sticky in areas such as housing and services causing the Fed to be deliberate in cutting rates. Market participation became more concentration as inflation proved more stubborn and thus reducing the likelihood of multiple rate cuts.

The portfolio was overweight Materials (4.4% weight), Industrials (10.3%), Consumer Staples (8.7%), Financials (13.3%) and Communications (9.7%) and underweight Energy (3.5%), Consumer Discretionary (8.2%), Healthcare (10.9%), Technology (27.5%), Utilities (0%) and Real Estate (1.9%). During the first half we increased sector weights in Technology and Communications given the “higher for longer” rate policy and our desire for greater exposure to secular growth. We reduced exposure in Healthcare, Energy and Consumer Discretionary as inflation, higher rates and slowing wage growth negatively impacted consumer spending and demand for energy.

Given strong market performance, several names were called away. We rolled a number of positions for credits or for debits where it made sense. In both cases, we allow time premium to decay and buy back intrinsic (i.e. rebuy the stock). In such cases, buying back the in-the-money option allows for additional upside and avoids capital gains.

We continued to use any pullbacks to add to stock positions particularly after names have been called away. We took advantage of spikes in the stock prices to write additional call options to drive income as well as to add put protection as market spikes reduce the cost of insurance. We believe that volatility could increase from current levels which should benefit hedged equity strategies.

Line Graph [Table Text Block]
How has the Fund performed since inception?

Total Return Based on $25,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Annualized Since Inception (1/19/2022)
Connors Hedged Equity Fund - Institutional Class	21.23%	7.71%

S&P 500® Index	28.19%	8.39%

CBOE S&P 500® BuyWrite Index	9.26%	2.88%

Net Assets	$ 31,921,082
Holdings Count | Integer	129
Advisory Fees Paid, Amount	$ 113,755
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$31,921,082
Number of Portfolio Holdings	129
Advisory Fee	$113,755
Portfolio turnover (six months)	32%
Sharpe ratio	0.33
Beta	0.65
Standard Deviation	12.36%

Holdings [Text Block]
Sector Weighting (% of net assets)

Asset Weighting (% of total investments)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Apple, Inc.	5.6%
Microsoft Corp.	5.5%
Alphabet, Inc. - Class A	3.9%
Amazon.com, Inc.	3.7%
NVIDIA Corp.	3.3%
Morgan Stanley	2.7%
RTX Corp.	2.6%
Bank of America Corp.	2.6%
Palo Alto Networks, Inc.	2.5%
Eli Lilly & Co.	2.5%

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the period ended May 31, 2024.